Share-Based Payments - Summary of Phantom option plan (Details) - Phantom Option Plan	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
Stock Options
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | shares			835,484
Unvested restricted shares, ending balance (Number of shares) | shares
Unvested restricted shares beginning balance (Weighted average grant date Fair Value per share) | € / shares			€ 3.91
Unvested restricted shares, ending balance (Weighted average grant date Fair Value per share) | € / shares
Restricted share units [member]
Share-based payments
Forfeited after the IPO date (Number of shares) | shares	(18,524)	(61,268)	(45,302)
Unvested restricted shares, beginning balance (Number of shares) | shares	226,204	521,051
Vested (Number of shares) | shares	(204,821)	(233,579)	(269,131)
Forfeited (Number of shares) | shares	(18,524)	(61,268)	(45,302)
Unvested restricted shares, ending balance (Number of shares) | shares	2,859	226,204	521,051
Unvested restricted shares beginning balance (Weighted average grant date Fair Value per share) | € / shares	€ 3.91	€ 3.91
Forfeited after the IPO date (Weighted average grant date Fair value per option/share) | € / shares	3.91	3.91	€ 3.91
Vested (Weighted average grant date Fair value per option/share) | € / shares	3.91	3.91	3.91
Forfeited (Weighted average grant date Fair Value per share) | € / shares	3.91	3.91	3.91
Unvested restricted shares, ending balance (Weighted average grant date Fair Value per share) | € / shares	€ 3.91	€ 3.91	€ 3.91